RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details 2)	Feb. 28, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Fiscal 2027	$ 98,120
Fiscal 2025 [Member]
IfrsStatementLineItems [Line Items]
Fiscal 2027	87,075
Fiscal 2026 [Member]
IfrsStatementLineItems [Line Items]
Fiscal 2027	51,443
Fiscal 2027 [Member]
IfrsStatementLineItems [Line Items]
Fiscal 2027	$ 34,961